T. ROWE PRICE Equity Income Portfolio
September 30, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.7%
COMMUNICATION SERVICES 4.9%
Diversified Telecommunication
Services 0.3%
AT&T  84,310 1,293
Verizon Communications  24,802 942
2,235
Entertainment 1.3%
Walt Disney (1) 83,504 7,877
Warner Bros Discovery (1) 24,242 279
8,156
Interactive Media & Services 0.6%
Meta Platforms, Class A (1) 29,600 4,016
4,016
Media 2.7%
Comcast, Class A  226,433 6,641
Fox, Class B  40,833 1,164
News, Class A  586,678 8,865
Paramount Global, Class B  29,800 567
17,237
Total Communication Services 31,644
CONSUMER DISCRETIONARY 3.2%
Hotels, Restaurants & Leisure 0.9%
Las Vegas Sands (1) 145,662 5,465
5,465
Leisure Products 0.7%
Mattel (1) 245,120 4,643
4,643
Multiline Retail 0.4%
Kohl's  107,330 2,699
2,699
Specialty Retail 1.2%
Best Buy  31,600 2,001
TJX  86,943 5,401
7,402
Total Consumer Discretionary 20,209
CONSUMER STAPLES 6.8%
Beverages 0.2%
Coca-Cola  12,191 683
Constellation Brands, Class A  1,600 367
1,050
Food & Staples Retailing 0.9%
Walmart  45,564 5,910
5,910
Food Products 2.7%
Conagra Brands  317,201 10,350
Mondelez International, Class A  14,969 821
Tyson Foods, Class A  97,541 6,431
17,602
Shares $ Value
(Cost and value in $000s)
‡
Household Products 1.5%
Kimberly-Clark  85,894 9,667
9,667
Tobacco 1.5%
Philip Morris International  119,100 9,887
9,887
Total Consumer Staples 44,116
ENERGY 7.9%
Oil, Gas & Consumable Fuels 7.9%
Chevron  9,971 1,432
Enbridge  44,300 1,643
EOG Resources  68,296 7,631
Exxon Mobil  100,920 8,811
Hess  44,395 4,839
Targa Resources  6,923 418
TC Energy  217,820 8,776
TotalEnergies (EUR)  280,143 13,143
TotalEnergies, ADR  82,041 3,817
Williams  15,300 438
Total Energy 50,948
FINANCIALS 20.8%
Banks 7.7%
Bank of America  99,775 3,013
Citigroup  84,562 3,524
Fifth Third Bancorp  205,606 6,571
Huntington Bancshares  667,514 8,798
JPMorgan Chase  39,009 4,077
PNC Financial Services Group  13,353 1,995
Wells Fargo  531,336 21,370
49,348
Capital Markets 4.0%
Charles Schwab  47,113 3,386
Franklin Resources  25,940 558
Goldman Sachs Group  31,386 9,198
Morgan Stanley  62,623 4,948
Raymond James Financial  5,150 509
State Street  114,015 6,933
25,532
Diversified Financial Services 1.8%
Apollo Global Management  24,200 1,125
Equitable Holdings  391,131 10,307
11,432
Insurance 7.3%
American International Group  294,509 13,983
Chubb  67,377 12,255
Hartford Financial Services Group  79,955 4,952
Loews  124,227 6,191
Marsh & McLennan  2,498 373
MetLife  154,385 9,384
47,138
Total Financials 133,450

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 17.5%
Biotechnology 2.1%
AbbVie  86,393 11,595
Biogen (1) 7,506 2,004
13,599
Health Care Equipment &
Supplies 3.7%
Becton Dickinson & Company  45,631 10,168
Medtronic  88,511 7,147
Zimmer Biomet Holdings  59,400 6,210
23,525
Health Care Providers &
Services 6.1%
Cardinal Health  61,500 4,101
Centene (1) 53,980 4,200
Cigna  25,571 7,095
CVS Health  98,509 9,395
Elevance Health  32,239 14,644
39,435
Pharmaceuticals 5.6%
AstraZeneca, ADR  60,400 3,312
GSK (GBP)  20,252 293
Johnson & Johnson  70,996 11,598
Merck  61,057 5,258
Pfizer  189,169 8,278
Sanofi (EUR)  48,259 3,675
Sanofi, ADR  54,600 2,076
Viatris  141,300 1,204
35,694
Total Health Care 112,253
INDUSTRIALS & BUSINESS
SERVICES 9.9%
Aerospace & Defense 2.4%
Boeing (1) 35,844 4,340
L3Harris Technologies  52,423 10,895
15,235
Air Freight & Logistics 2.1%
United Parcel Service, Class B  84,246 13,609
13,609
Airlines 0.3%
Southwest Airlines (1) 70,137 2,163
2,163
Commercial Services &
Supplies 0.6%
Stericycle (1) 93,212 3,925
3,925
Industrial Conglomerates 3.4%
3M  8,900 983
General Electric  251,809 15,590
Siemens (EUR)  55,081 5,384
21,957
Machinery 1.1%
Cummins  6,900 1,404
Shares $ Value
(Cost and value in $000s)
‡
Flowserve  22,166 539
PACCAR  24,983 2,091
Stanley Black & Decker  39,600 2,978
7,012
Total Industrials & Business Services 63,901
INFORMATION TECHNOLOGY 7.0%
Communications Equipment 0.4%
Cisco Systems  64,828 2,593
2,593
Electronic Equipment, Instruments
& Components 0.3%
TE Connectivity  16,400 1,810
1,810
IT Services 0.9%
Accenture, Class A  2,700 695
Fiserv (1) 54,281 5,079
5,774
Semiconductors & Semiconductor
Equipment 4.1%
Applied Materials  53,229 4,361
NXP Semiconductors  6,883 1,015
QUALCOMM  128,658 14,536
Texas Instruments  43,198 6,686
26,598
Software 1.3%
Microsoft  36,597 8,523
8,523
Total Information Technology 45,298
MATERIALS 4.9%
Chemicals 3.5%
Akzo Nobel (EUR)  17,335 982
CF Industries Holdings  155,757 14,992
DuPont de Nemours  4,856 245
International Flavors & Fragrances  45,806 4,160
RPM International  22,300 1,858
22,237
Containers & Packaging 1.4%
International Paper  288,239 9,137
9,137
Total Materials 31,374
REAL ESTATE 4.3%
Equity Real Estate Investment
Trusts 4.3%
Equity Residential, REIT  158,896 10,681
Rayonier, REIT  172,460 5,169
Simon Property Group, REIT  3,700 332
Vornado Realty Trust, REIT  21,700 503
Welltower, REIT  18,400 1,183
Weyerhaeuser, REIT  348,602 9,956
Total Real Estate 27,824

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 8.5%
Electric Utilities 3.8%
NextEra Energy  24,060 1,886
PG&E (1) 58,100 726
Southern  304,612 20,714
Xcel Energy  13,000 832
24,158
Multi-Utilities 4.7%
Ameren  53,422 4,303
Dominion Energy  106,500 7,360
NiSource  193,169 4,866
Sempra Energy  93,008 13,946
30,475
Total Utilities 54,633
Total Common Stocks (Cost
$490,690) 615,650
CONVERTIBLE PREFERRED STOCKS 1.3%
HEALTH CARE 0.4%
Health Care Equipment &
Supplies 0.4%
Becton Dickinson & Company, Series
B, 6.00%, 6/1/23  54,469 2,580
Total Health Care 2,580
UTILITIES 0.9%
Electric Utilities 0.6%
NextEra Energy, 5.279%, 3/1/23  47,035 2,353
NextEra Energy, 6.926%, 9/1/25  29,299 1,355
3,708
Multi-Utilities 0.3%
NiSource, 7.75%, 3/1/24  20,959 2,113
2,113
Total Utilities 5,821
Total Convertible Preferred Stocks
(Cost $8,561) 8,401
PREFERRED STOCKS 1.6%
CONSUMER DISCRETIONARY 1.6%
Automobiles 1.6%
Dr Ing hc F Porsche (EUR) (1) 43,441 3,512
Volkswagen (EUR)  53,422 6,528
Total Consumer Discretionary 10,040
Total Preferred Stocks (Cost
$12,402) 10,040
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve
Fund, 3.07% (2)(3) 3,995,955 3,996
Total Short-Term Investments (Cost
$3,996) 3,996
Total Investments in
Securities 99.2%
(Cost $515,649) $ 638,087
Other Assets Less Liabilities 0.8% 4,959
Net Assets 100.0% $ 643,046

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ —# $ — $ 59+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government Reserve Fund, 3.07% $ 12,113  ¤  ¤ $ 3,996^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $59 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $3,996.

T. ROWE PRICE Equity Income Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Income Portfolio  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Equity Income Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E300-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 592,173 $ 23,477 $ — $ 615,650
Convertible Preferred Stocks — 8,401 — 8,401
Preferred Stocks — 10,040 — 10,040
Short-Term Investments 3,996 — — 3,996
Total $ 596,169 $ 41,918 $ — $ 638,087